Restatement and Correction of an Error - Schedule of Restated Balance Sheet (Parenthetical) (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net of accumulated depreciation	$ 553,087	$ 530,116			$ 440,334
Intangible assets, net of accumulated amortization	$ 43,172	$ 42,044			$ 37,528
Preferred stock shares authorized			171,090,521
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock shares authorized	240,000,000	240,000,000	240,000,000		100,050,000
Common stock shares issued	14,531,511	14,531,511			36,918,882
Common stock shares outstanding	14,531,511	14,531,511			36,918,882
Series A Redeemable Convertible Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock shares authorized	19,968,051	19,968,051	19,968,051		19,968,051
Preferred stock shares issued	19,968,051	19,968,051			19,968,051
Preferred stock shares outstanding	19,968,051	19,968,051		19,968,051	19,968,051
Preferred stock liquidation preference					$ 7,406,409
Series B Redeemable Convertible Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock shares authorized	34,622,470	34,622,470	34,622,470		34,772,230
Preferred stock shares issued	33,801,226	33,801,226			32,917,690
Preferred stock shares outstanding	33,801,226	33,801,226		32,917,690	32,917,690
Preferred stock liquidation preference					$ 6,928,245
Series C Redeemable Convertible Preferred Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Preferred stock shares authorized					25,907,990
Preferred stock shares issued					0
Preferred stock shares outstanding					0
Convertible Debt [Member] | Related party [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible notes payable, net of debt discount					$ 0
Convertible Debt [Member] | Non-related party [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Convertible notes payable, net of debt discount	$ 0	$ 0			946,291
Convertible notes payable, net of debt discount		$ 0			$ 49,078